13F-HR

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 03/31/2010
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  1450 RALEIGH ROAD, SUITE 220
          CHAPEL HILL, NC 27517


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:SENIOR VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis		Chapel Hill, NC		     04/15/2010
----------------------     ----------------------------     -------------------
[Signature]                     [City, State]               [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 58
                                        ----------------------

Form 13F Information Table Value Total: 199,993
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3506    41958 SH       Sole                    40583              1375
                                                              3165    37875 SH       Defined                 37875
Activision Blizzard Inc        COM              00507V109     2395   198775 SH       Sole                   192475              6300
                                                              1895   157225 SH       Defined                157225
Aflac Inc.                     COM              001055102     5686   104729 SH       Sole                   101704              3025
                                                              4077    75100 SH       Defined                 75100
Ambac Financial Group, Inc.    COM              023139108       14    26000 SH       Sole                    26000
American Express Co.           COM              025816109     5326   129092 SH       Sole                   125342              3750
                                                              3940    95500 SH       Defined                 95500
Apollo Group Inc. - Cl A       COM              037604105     4408    71916 SH       Sole                    69841              2075
                                                              3216    52475 SH       Defined                 52475
Automatic Data Proc            COM              053015103     2925    65766 SH       Sole                    63691              2075
                                                              2305    51825 SH       Defined                 51825
Avon Products Inc.             COM              054303102     6381   188401 SH       Sole                   182451              5950
                                                              4185   123550 SH       Defined                123550
Bank Of America Corp.          COM              060505104      321    18000 SH       Sole                    18000
Becton Dickinson & Co.         COM              075887109     2741    34816 SH       Sole                    33691              1125
                                                              2421    30750 SH       Defined                 30750
Berkshire Hathaway - Cl A      COM              084670108    19244      158 SH       Sole                      158
                                                              4994       41 SH       Defined                    41
Berkshire Hathaway - Cl B      COM              084670702     4904    60338 SH       Sole                    57868              2470
Charles & Colvard Ltd.         COM              159765106       18    10000 SH       Sole                    10000
Chesapeake Energy Corp.        COM              165167107     3936   166479 SH       Sole                   161154              5325
                                                              3155   133475 SH       Defined                133475
Chicago Mercantile Exch        COM              12572Q105     1481     4685 SH       Sole                     4532               153
                                                              1200     3795 SH       Defined                  3795
Cisco Systems Inc.             COM              17275R102     4724   181469 SH       Sole                   175619              5850
                                                              3797   145875 SH       Defined                145875
Coach, Inc.                    COM              189754104     5760   145745 SH       Sole                   141295              4450
                                                              4365   110450 SH       Defined                110450
Colgate-Palmolive              COM              194162103     2029    23800 SH       Sole                    23050               750
                                                              1652    19375 SH       Defined                 19375
Diageo plc - ADR               COM              25243Q205     3628    53787 SH       Sole                    51937              1850
                                                              3202    47475 SH       Defined                 47475
ITT Educational Services, Inc. COM              45068B109     1541    13700 SH       Sole                    13275               425
                                                              1240    11025 SH       Defined                 11025
Intuit, Inc.                   COM              461202103     3456   100700 SH       Sole                    97625              3075
                                                              2638    76875 SH       Defined                 76875
Mastercard Inc.                COM              57636Q104     3557    14003 SH       Sole                    13578               425
                                                              3092    12175 SH       Defined                 12175
Medtronic Inc.                 COM              585055106     1861    41337 SH       Sole                    39937              1400
                                                              1560    34650 SH       Defined                 34650
Monsanto Co.                   COM              61166W101     3705    51875 SH       Sole                    50375              1500
                                                              2698    37775 SH       Defined                 37775
Oracle Corp.                   COM              68389X105     5450   211967 SH       Sole                   206192              5775
                                                              4057   157800 SH       Defined                157800
Praxair Inc.                   COM              74005P104     5714    68839 SH       Sole                    66664              2175
                                                              4515    54400 SH       Defined                 54400
Republic Services Inc.         COM              760759100     5069   174675 SH       Sole                   169800              4875
                                                              3558   122600 SH       Defined                122600
Teva Pharmaceutical - Sp ADR   COM              881624209     2006    31800 SH       Sole                    30775              1025
                                                              1620    25675 SH       Defined                 25675
Thomson Reuters Corp           COM              884903105     2114    58250 SH       Sole                    56375              1875
                                                              1690    46550 SH       Defined                 46550
United Technologies Corp.      COM              913017109     3364    45697 SH       Sole                    44147              1550
                                                              3073    41750 SH       Defined                 41750
Zimmer Holdings Inc.           COM              98956P102     2819    47625 SH       Sole                    46050              1575
                                                              2599    43900 SH       Defined                 43900